Cover	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2024
Entity File Number	001-40701
Entity Registrant Name	RISKON INTERNATIONAL, INC.
Entity Central Index Key	0001437491
Entity Tax Identification Number	30-0680177
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11411 Southern Highlands Pkwy.
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(800)
Local Phone Number	762-7293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ROII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false